Investment and return (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Cash Resources and Other Financial Assets
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2021 and 2020. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
	Current	Non-current	Total	Current	Non-current	Total
Financial assets(a)	2021	2021	2021	2020	2020	2020
Cash and cash equivalents
Cash at bank and in hand	2,505	—	2,505	2,764	—	2,764
Short-term deposits(b)	811	—	811	2,764	—	2,764
Other cash equivalents	99	—	99	20	—	20
	3,415	—	3,415	5,548	—	5,548
Other financial assets
Financial assets at amortised cost(c)	750	208	958	468	138	606
Financial assets at fair value through other comprehensive income(d)	1	526	527	9	361	370
Financial assets at fair value through profit or loss:
Derivatives	76	52	128	59	21	80
Other(e)	329	412	741	272	356	628
	1,156	1,198	2,354	808	876	1,684
Total	4,571	1,198	5,769	6,356	876	7,232
(a)For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Short-term deposits typically have maturity of up to 3 months.
(c)Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €157 million (2020: €101 million).
(d)Included within non-current financial assets at fair value through other comprehensive income are equity investments of €521 million (2020: €356 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2021 of these equity investments was €174 million (2020: €78 million).
(e)Current Other Financial assets at fair value through profit or loss include Money market funds, marketable securities and other capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €38 million (2020: €44 million), option over non-controlling interest in a subsidiary in Hong Kong of €43 million (2020: €44 million) and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.
Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2021	2020
Cash and cash equivalents per balance sheet	3,415	5,548
Less: Bank overdrafts	(106)	(73)
Add: Cash and cash equivalents included in assets held for sale	90	—
Less: Bank overdraft included in liabilities held for sale	(12)	—
Cash and cash equivalents per cash flow statement	3,387	5,475